Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total recognised derivative assets/(liabilities)

	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.25	£m	£m	£m
Foreign exchange derivatives	9,404,176	96,359	(93,246)
Interest rate derivatives	81,608,401	95,461	(81,613)
Credit derivatives	1,710,599	8,471	(8,994)
Equity and stock index and commodity derivatives	3,488,521	76,562	(80,909)
Derivative assets/(liabilities) held for trading	96,211,697	276,853	(264,762)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	151,346	3,070	(92)
Derivatives designated as fair value hedges	161,698	71	(476)
Derivatives designated as hedges of net investments	4,412	200	(46)
Derivative assets/(liabilities) designated in hedge accounting relationships	317,456	3,341	(614)

Total recognised derivative assets/(liabilities)	96,529,153	280,194	(265,376)

As at 31.12.24
Foreign exchange derivatives	8,517,266	123,724	(116,671)
Interest rate derivatives	70,905,836	95,631	(83,967)
Credit derivatives	1,537,115	6,898	(7,455)
Equity and stock index and commodity derivatives	3,164,854	64,738	(70,502)
Derivative assets/(liabilities) held for trading	84,125,071	290,991	(278,595)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	147,180	2,338	(320)
Derivatives designated as fair value hedges	159,182	165	(434)
Derivatives designated as hedges of net investments	4,014	36	(66)
Derivative assets/(liabilities) designated in hedge accounting relationships	310,376	2,539	(820)

Total recognised derivative assets/(liabilities)	84,435,447	293,530	(279,415)